Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares
Profit or Loss [Abstract]
Revenue from contracts with customers	$ 2,767,888	$ 3,633,422	$ 299,228
Cost of sales	(2,504,499)	(3,594,146)
Gross Profit	263,389	39,276	299,228
Other income	10,734,382	10,256,740	1,343,062
Other losses	(868,162)	(351,646)	(1,226,108)
General and administrative expenses	(16,215,702)	(14,638,013)	(13,039,246)
Research and development expenses	(49,962,899)	(27,515,194)	(23,086,267)
Share-based payments expenses	(2,405,955)	(1,895,348)	(2,640,178)
Gain/(loss) on movement in contingent consideration	1,671,289	(4,069,680)	(8,860,358)
Operating loss	(56,783,658)	(38,173,865)	(47,209,867)
Finance expenses	(112,396)	(65,300)	(642,888)
Loss before income tax	(56,896,054)	(38,239,165)	(47,852,755)
Income tax expense	(54,440)	(103,292)	(96,364)
Loss for the year	(56,950,494)	(38,342,457)	(47,949,119)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations	621,440	464,034	202,956
Total comprehensive loss for the year	(56,329,054)	(37,878,423)	(47,746,163)
Total comprehensive loss for the year is attributable to:
Owners of Radiopharm Theranostics Limited	(54,527,710)	(36,239,055)	(45,781,950)
Non-controlling interests	(1,801,344)	(1,639,368)	(1,964,213)
Total comprehensive loss for the year	$ (56,329,054)	$ (37,878,423)	$ (47,746,163)
Loss per share for loss attributable to the ordinary equity holders of the group:
Basic loss per share (in Dollars per share) | $ / shares	$ (1.79)	$ (1.76)	$ (12.41)
Diluted loss per share (in Dollars per share) | $ / shares	$ (1.79)	$ (1.76)	$ (12.41)